Organization, Consolidation and Principal Activities - Summary of Cash Flows of the VIE after elimination within the VIE structure included in the Company's Consolidated Statements of Cash Flows (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Organization, Consolidation and Principal Activities
Net cash provided by/(used in) operating activities	¥ (14,738)	$ (2,019)	¥ (97,282)	¥ 74,723
Net cash provided by investing activities	934	127	18,384	77,211
Net cash (used in)/provided by financing activities	32,418	4,442	24,221	(82,140)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	48	7	110	321
Net increase/(decrease) in cash, cash equivalents and restricted cash	18,662	2,557	(54,567)	70,115
VIE
Organization, Consolidation and Principal Activities
Net cash provided by/(used in) operating activities	(53,786)	(7,369)	(74,965)	114,059
Net cash provided by investing activities	13,646	1,869	2,552	39,767
Net cash (used in)/provided by financing activities	47,598	6,521	24,221	(82,140)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(105)	(14)	(6)	(306)
Net increase/(decrease) in cash, cash equivalents and restricted cash	¥ 7,353	$ 1,007	¥ (48,198)	¥ 71,380